CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (93,461)	$ (66,504)	$ (130,368)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	41,983	19,250	16,203
Share-based compensation	168,766	140,101	120,821
Amortization of premium and accretion of discount on marketable securities, net and other	(3,537)	(4,570)	3,894
Deferred income taxes, net	66,293	(7,879)	(15,630)
Amortization of debt issuance costs	2,660	2,996	2,980
Increase in trade receivables	(93,303)	(65,655)	(7,606)
Change in fair value of derivative assets	(4,618)	0	0
Increase in prepaid expenses, other current and long-term assets and others	(47,456)	(45,016)	(37,141)
Changes in operating lease right-of-use assets	8,544	6,566	4,558
Increase (decrease) in trade payables	11,000	(2,669)	4,053
Increase in short-term and long-term deferred revenue	150,780	72,190	91,167
Increase in employees and payroll accruals	22,001	6,981	714
Increase in accrued expenses and other current and long-term liabilities	10,965	7,507	4,801
Changes in operating lease liabilities	(8,730)	(7,094)	(8,738)
Net cash provided by operating activities	231,887	56,204	49,708
Cash flows from investing activities:
Investment in short-term and long-term deposits	(368,577)	(337,835)	(496,894)
Proceeds from short-term and long-term deposits	460,077	319,542	532,563
Investment in marketable securities and other	(143,391)	(406,633)	(375,731)
Proceeds from maturities of marketable securities	218,061	340,657	319,105
Proceeds from sales of marketable securities and other	483,296	3,389	6,367
Purchase of property and equipment and other assets	(11,059)	(4,948)	(12,517)
Payments for business acquisitions, net of cash acquired	(984,669)	0	(41,285)
Net cash used in investing activities	(346,262)	(85,828)	(68,392)
Cash flows from financing activities:
Payment of equity issuance costs	(190)	0	0
Proceeds from (payments of) withholding tax related to employee stock plans	273	11,188	(184)
Proceeds from exercise of stock options	8,309	11,065	1,968
Proceeds in connection with employee stock purchase plan	19,598	15,831	15,143
Payment of convertible notes	(542)	0	0
Proceeds from settlement of Capped Call Transactions	261,358	0	0
Payments of contingent consideration related to acquisitions	0	0	(4,702)
Net cash provided by financing activities	288,806	38,084	12,225
Increase (decrease) in cash and cash equivalents	174,431	8,460	(6,459)
Effect of exchange rate differences on cash and cash equivalents	(3,897)	135	(3,053)
Cash and cash equivalents at the beginning of the year	355,933	347,338	356,850
Cash and cash equivalents at the end of the year	526,467	355,933	347,338
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	4,853	896	28,256
Non-cash purchases of property and equipment	1,657	1,022	1,769
Non-cash purchases of intangible assets	$ 3,661	$ 0	$ 0
Issuance of ordinary shares for conversions of convertible senior notes	574,458	0	0
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	$ 14,835	$ 11,435	$ 9,302